November 1, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Pre-effective Amendment Number 1 to Registration Statement on Form S-1, File Number 333-168357

To the Commission Staff:

Electronically transmitted for filing is Pre-effective Amendment Number 1 to the Registration Statement on Form S-1 filed under the Securities Act of 1933, as amended (“1933 Act”).

This Pre-effective Amendment reflects changes to the prospectus made in response to SEC staff comments of September
 24, 2010 and as otherwise described in our correspondence filing also submitted via EDGAR on November 1, 2010.

The filing fee for the Form S-1 was wired to the Commission’s lockbox at U.S. Bank of St. Louis, Missouri concurrent with the filing of the initial registration statement.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson
Counsel
Phoenix Life Insurance Company